Note 6 Total Group assets by operating segments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Disclosure of operating segments [line items]
Assets	€ 859,576	€ 772,402	€ 775,558
SPAIN
Disclosure of operating segments [line items]
Assets	456,419	411,620	452,423
MEXICO
Disclosure of operating segments [line items]
Assets	182,525	168,470	173,489
TURKEY
Disclosure of operating segments [line items]
Assets	90,702	82,782	68,329
South America [Member]
Disclosure of operating segments [line items]
Assets	76,648	73,997	64,779
Rest of business [Member]
Disclosure of operating segments [line items]
Assets	88,638	66,534	64,274
Subtotal assets by operating segments [Member]
Disclosure of operating segments [line items]
Assets	894,931	803,404	823,294
Corporate Center And Adjustments [Member]
Disclosure of operating segments [line items]
Assets	€ (35,355)	€ (31,002)	€ (47,736)

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.